FAIR VALUE OF FINANCIAL INSTRUMENTS, Carrying Amounts and Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Unrealized fair value loss	$ 1,100	$ 10,500
Carrying Amount [Member] | Term Loan [Member]
Financial Instruments [Abstract]
Debt	374,162	374,162	$ 385,364
Carrying Amount [Member] | Magellan Acquisition Limited Facility [Member]
Financial Instruments [Abstract]
Debt	265,414	265,414	278,684
Carrying Amount [Member] | Fly Aladdin Acquisition Facility [Member]
Financial Instruments [Abstract]
Debt	240,890	240,890	272,343
Carrying Amount [Member] | 2021 Notes [Member]
Financial Instruments [Abstract]
Debt	325,000	325,000	325,000
Carrying Amount [Member] | 2024 Notes [Member]
Financial Instruments [Abstract]
Debt	300,000	300,000	300,000
Fair Value [Member] | Term Loan [Member]
Financial Instruments [Abstract]
Debt	314,296	314,296	385,364
Fair Value [Member] | Magellan Acquisition Limited Facility [Member]
Financial Instruments [Abstract]
Debt	241,195	241,195	278,684
Fair Value [Member] | Fly Aladdin Acquisition Facility [Member]
Financial Instruments [Abstract]
Debt	196,211	196,211	272,343
Fair Value [Member] | 2021 Notes [Member]
Financial Instruments [Abstract]
Debt	299,423	299,423	331,207
Fair Value [Member] | 2024 Notes [Member]
Financial Instruments [Abstract]
Debt	$ 249,000	$ 249,000	$ 314,070